Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss for the year	$ (16,796)	$ (24,959)	$ (50,228)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 14)	(2,222)	(4,437)	10,956
Provision for restructuring costs (note 13)	3,083	(8)	932
Recapture of inventory previously written off (note 7)	(643)	0	0
Depreciation, amortization and impairment (notes 9 and 10)	94	280	341
Deferred income taxes (note 20)	(3,479)	0	0
Share-based compensation costs (note 16)	182	1,082	919
Employee future benefits (note 18)	246	382	351
Amortization of deferred revenues (note 5)	(458)	(345)	(248)
Foreign exchange (gain) loss on items denominated in foreign currencies	(553)	87	1,581
Gain on disposal of property, plant and equipment	(136)	(1)	(264)
Other non-cash items	(19)	(83)	154
Gain associated with the extinguishment of warrant liability	0	0	(162)
Transaction cost allocated to warrants issued (note 16)	0	56	2,208
Series B Warrant exercise inducement fee (note 14)	0	0	2,926
Changes in operating assets and liabilities (note 19)	(2,212)	(1,064)	(3,395)
Net cash provided by operating activities of discontinued operations	0	0	85
Net cash used in operating activities	(22,913)	(29,010)	(33,844)
Cash flows from financing activities
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $250, $1,107, and $4,223 in 2017, 2016, and 2015, respectively (note 16)	7,788	9,924	49,427
Proceeds from warrants exercised (note 14)	242	0	0
Series B Warrant exercise inducement fee (note 14)	0	0	(2,926)
Payment pursuant to warrant amendment agreements (note 16)	0	0	(5,703)
Net cash provided by financing activities	8,030	9,924	40,798
Cash flows from investing activities
Purchase of property, plant and equipment (note 9)	(4)	(66)	(26)
Disposals of property, plant and equipment (note 9)	161	2	505
Decrease (increase) in restricted cash equivalents	150	(250)	434
Net cash provided by (used in) investing activities	307	(314)	913
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	357	(51)	(1,348)
Net change in cash and cash equivalents	(14,219)	(19,451)	6,519
Cash and cash equivalents – Beginning of year	21,999	41,450	34,931
Cash and cash equivalents – End of year	$ 7,780	$ 21,999	$ 41,450